Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 696,089	$ 226,045	$ 192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,516	1,716
Long-term investments - common shares held	255,535	59,941	$ 196,241
Long-term investments - warrants held	560	1,536
Kutcho Convertible Note	0	17,086
Total net financial assets measured at fair value	954,700	306,324
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	255,535	59,941
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	696,089	226,045
Total net financial assets measured at fair value	951,624	285,986
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	255,535	59,941
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,516	1,716
Long-term investments - warrants held	560	1,536
Total net financial assets measured at fair value	3,076	3,252
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Kutcho Convertible Note		17,086
Total net financial assets measured at fair value	$ 0	$ 17,086